Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Summary of the Stock Option and RSU Award Activities
The following table summarizes the stock option and RSU award activities under the Company's share-based compensation plans for the years ended December 31, 2017 and 2016:

	Shares Subject to Options Outstanding					Outstanding RSUs
	Number of Options (1)	Weighted Average Exercise Price $	Remaining Contractual Term (in years)	Aggregate Intrinsic Value (2) $	Weighted Average Grant Date Fair Value $	Outstanding RSUs	Weighted Average Grant Date Fair Value $
December 31, 2015	11,204,026	3.65	6.99	248,119	—	428,566	32.19
Stock options granted	2,021,723	31.73	—	—	16.13	—	—
Stock options exercised	(3,037,644)	1.37	—	—	—	—	—
Stock options forfeited	(288,712)	15.62	—	—	—	—	—
RSUs granted	—	—	—	—	—	2,116,701	29.60
RSUs settled	—	—	—	—	—	(104,740)	32.46
RSUs forfeited	—	—	—	—	—	(79,710)	28.90
December 31, 2016	9,899,393	9.74	6.78	328,003	—	2,360,817	29.97
Stock options granted	1,061,478	74.80	—	—	37.51	—	—
Stock options exercised	(3,322,993)	4.45	—	—	—	—	—
Stock options forfeited	(284,332)	31.65	—	—	—	—	—
RSUs granted	—	—	—	—	—	1,172,707	81.89
RSUs settled	—	—	—	—	—	(824,215)	28.85
RSUs forfeited	—	—	—	—	—	(210,631)	40.21
December 31, 2017	7,353,546	20.67	6.81	590,700	—	2,498,678	53.84

Stock options exercisable as of December 31, 2017	4,331,284	6.18	5.69	410,710
(1) As at December 31, 2017, 4,359,989 of the outstanding stock options were granted under the Company's Legacy Option Plan and are exercisable for Class B multiple voting shares, and 2,993,557 of the outstanding stock options were granted under the Company's Stock Option Plan and are exercisable for Class A subordinate voting shares.
(2) The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying stock option awards and the closing market price of the Company's common stock as of December 31, 2017 and December 31, 2016.

Schedule of Assumptions Used to Estimate the Fair Value of Stock Options
The assumptions used to estimate the fair value of stock options granted to employees are as follows:

	2017	2016
Expected volatility	56.0%	59.1%
Risk free interest rate	1.85%	1.32%
Dividend yield	Nil	Nil
Average expected life	5.15	5.07

Schedule of Classification of Stock-based Compensation
The following table illustrates the classification of stock-based compensation in the Consolidated Statements of Operations and Comprehensive Loss, which includes both stock-based compensation and restricted share-based compensation expense.

	Years ended
	December 31, 2017	December 31, 2016
	$	$
Cost of revenues	1,102	629
Sales and marketing	8,986	3,951
Research and development	31,338	14,318
General and administrative	7,737	4,200
	49,163	23,098